S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 12, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Stephen Herbert and Douglas Lurio
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sole managers